Condensed Consolidating Financial Information of Michaels Stores, Inc. (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Operating activities:
Net cash provided by operating activities	$ 36	$ 69	$ 449	$ 299	$ 409
Investing activities:
Cash paid for property and equipment	(103)	(82)	(112)	(124)	(109)
Net cash used in investing activities			(112)	(124)	(109)
Financing activities:
Net cash used in financing activities	22	30	(154)	(490)	(248)
Net increase (decrease) in cash and equivalents	(45)	17	183	(315)	52
Cash and equivalents at beginning of period	239	56	56	371	319
Cash and equivalents at end of period	194	73	239	56	371
Michaels Stores Inc
Operating activities:
Net cash provided by operating activities	101	74	468	299	409
Investing activities:
Cash paid for property and equipment	(103)	(82)	(112)	(124)	(109)
Net cash used in investing activities			(112)	(124)	(109)
Financing activities:
Net repayments of short-term debt			(156)	(457)	(227)
Other financing activities	(1)	(16)	(22)	(33)	(21)
Net cash used in financing activities	(43)	20	(178)	(490)	(248)
Net increase (decrease) in cash and equivalents	(45)	12	178	(315)	52
Cash and equivalents at beginning of period	234	56	56	371	319
Cash and equivalents at end of period	$ 189	$ 68	$ 234	$ 56	$ 371